Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001885522
Document Type	8-K/A
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	NEUMORA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41802
Entity Tax Identification Number	84-4367680
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(857)
Local Phone Number	760-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	In connection with the leadership changes reported in the Current Report on Form 8-K of Neumora Therapeutics, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on February 13, 2025, the Company has entered into a Separation Agreement, dated February 14, 2025, with Henry Gosebruch, the Company’s former President and Chief Executive Officer (the “Separation Agreement”), and an Executive Employment Agreement, effective as of February 14, 2025, with Paul L. Berns, as the Company’s Chairman and Chief Executive Officer (the “Executive Employment Agreement”). The Executive Employment Agreement supersedes the existing Executive Chairman Agreement between the Company and Mr. Berns.